Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance Sheet Details
4. Balance Sheet Details

3. Balance Sheet Details

The following provides certain balance sheet details:

	September 30,	December 31,
	2021	2020

Prepaid expenses and other current assets
Prepaid insurance	$1,082,446	$68,003
Prepaid research and development costs	-	7,050
Total prepaid expenses and other current assets	$1,082,446	$75,053

Fixed assets
Furniture and office equipment	$59,382	$59,382
Computer equipment	17,225	17,225
	76,607	76,607
Less: accumulated depreciation and amortization	(76,607)	(76,607)
Total fixed assets, net	$-	$-

Accrued and other current liabilities
Accrued interest payable	$-	$49,169
Accrued compensation and benefits	424,569	84,308
Accrued research and development costs	800	-
Total accrued and other current liabilities	$425,369	$133,477

4.	Balance Sheet Details

The following provides certain balance sheet details:

	December 31,
	2019	2020
Prepaid Expenses:
Prepaid insurance	$56,045	$68,003
Prepaid clinical trial expense	17,634	7,050

Total prepaid expenses	$73,679	$75,053

Fixed Assets:
Furniture and office equipment	$59,382	$59,382
Computer equipment	17,225	17,225

	76,607	76,607
Less: accumulated depreciation and amortization	(76,285)	(76,607)

Total fixed assets, net	$322	$-

	December 31,
	2019	2020
Accrued and Other Current Liabilities:
Accrued payroll	$38,708	$-
Accrued interest payable	5,606	49,169
Accrued employee benefits	3,663	-
Accrued vacation	107,063	84,308

Total accrued and other current liabilities	$155,040	$133,477